Accounts Receivable Financing (Details) - Staffing 360 Solutions, Inc. [Member] £ in Thousands												1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 05, 2024 USD ($)	Nov. 28, 2024 USD ($)	Nov. 21, 2024 USD ($)	Nov. 14, 2024 USD ($)	Oct. 09, 2024 USD ($)	Mar. 29, 2024 USD ($)	Oct. 27, 2022 USD ($)	May 18, 2022	Dec. 31, 2021	Jun. 28, 2018 GBP (£)	Feb. 08, 2018 GBP (£)	Jul. 31, 2019 GBP (£)	Sep. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 15, 2017 USD ($)
Accounts Receivable Financing (Details) [Line Items]
Deferred purchase price														$ 6,987,000	$ 6,825,000
Credit and Security Agreement [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest							0.11448%
Midcap Financial Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan facility																	$ 25,000,000
Additional amount																	$ 25,000,000
Maturity date													Apr. 08, 2019
White Oak Commercial Finance LLC [Member]
Accounts Receivable Financing (Details) [Line Items]
Credit liabilities description								The borrowing base was defined as the sum of the following: (a) 95% of the eligible ordinary receivables, as defined, and (b) the lessor of (i) $3,000 or (ii) 95% of the Company’s outstanding eligible unbilled receivables, as defined, less the sum of the following: (c) 100% of the undrawn amount of all letters of credit outstanding, (d) the special availability reserve, (e) the quarterly tax reserve and (f) the amount all other availability reserves in effect as such time
Assets														1,000,000
Borrowing capacity														10,000,000
Letter of Credit percentage															0.25%
Borrowings outstanding															$ 0
Letter of credit amount														$ 2,000,000
Letters of credit rate														6.25%
White Oak Commercial Finance LLC [Member] | London Interbanks Offered Rate LIBOR [Member]
Accounts Receivable Financing (Details) [Line Items]
Letter of Credit percentage														5.00%
White Oak Commercial Finance LLC [Member] | Interest Rate Floor [Member]
Accounts Receivable Financing (Details) [Line Items]
Letter of Credit percentage									7.00%						7.00%
HSBC Invoice Finance (UK) Ltd [Member] | New Facility [Member]
Accounts Receivable Financing (Details) [Line Items]
Borrowing capacity | £											£ 11,500
Borrowing fund description											for HSBC to fund 90% of the purchased accounts receivable upfront and a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500.) The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%
Aggregate facility limit (in Pounds) | £										£ 20,000		£ 22,500
Unbilled receivables (in Pounds) | £										£ 1,500
Midcap Financial Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan facility													$ 16,838,000	$ 14,698,000
Minimum [Member] | Credit and Security Agreement [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest							4.00%
Maximum [Member] | Credit and Security Agreement [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest							4.25%
Midcap Financial Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan facility														$ 14,698,000	$ 18,176,000
White Oak Commercial Finance LLC [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan facility															$ 0
Letter of Credit [Member] | Minimum [Member]
Accounts Receivable Financing (Details) [Line Items]
Letter of Credit percentage							3.50%
Revolving Credit Facility [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan facility													$ 32,500,000
Credit and Security Agreement [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest													3.00%
Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan commitment amount							$ 32,500,000									$ 25,000,000
Credit and Security Agreement [Member] | Tranches [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Aggregate loan commitment amount							$ 42,500,000
Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Expiry date							extends the commitment expiry date from October 27, 2022 to September 6, 2024
Credit liabilities description							Amendment No. 27 increases the applicable margin from 4.0% to 4.25%, with respect to the Loan (other than Letter of Credit Liabilities (as defined in the Credit and Security Agreement)), and from 3.5% to 3.75% with respect to the Letter of Credit Liabilities. Amendment No. 27 also replaces the interest rate benchmark from LIBOR to SOFR and provides that the Loan shall bear interest at the sum of a term-based SOFR rate (plus a SOFR adjustment of 0.11448%) plus the Applicable Margin, subject to certain provisions for the replacement of SOFR with an alternate benchmark in connection with SOFR no longer being provided by its administrator. Notwithstanding the foregoing, the SOFR interest rate shall not be at any time less than 1.00%.
Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member] | Tranches [Member]
Accounts Receivable Financing (Details) [Line Items]
Aggregate loan commitment amount							$ 42,500,000
Credit and Security Agreement [Member] | Minimum [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest													4.25%
Credit and Security Agreement [Member] | Minimum [Member] | Tranches [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan commitment amount							5,000,000
Credit and Security Agreement [Member] | Minimum [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan							25,000,000
Credit and Security Agreement [Member] | Minimum [Member] | MidCap Funding IV Trust [Member] | Tranches [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan commitment amount							5,000,000
Credit and Security Agreement [Member] | Maximum [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest													4.50%
Credit and Security Agreement [Member] | Maximum [Member] | Tranches [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan commitment amount							10,000,000
Credit and Security Agreement [Member] | Maximum [Member] | MidCap Funding IV Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan							32,500,000
Credit and Security Agreement [Member] | Maximum [Member] | MidCap Funding IV Trust [Member] | Tranches [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loan commitment amount							$ 10,000,000
Credit and Security Agreement [Member] | Revolving Credit Facility [Member]
Accounts Receivable Financing (Details) [Line Items]
Revolving loans amount													$ 1,300,000
Percentage of revolving loans													50.00%
Modification fee													$ 68,000
Overdue interest amount													32,000
Amendment No. 30 [Member] | Midcap Financial Trust [Member]
Accounts Receivable Financing (Details) [Line Items]
Modification fee													$ 200,000
Amendment No. 31 [Member]
Accounts Receivable Financing (Details) [Line Items]
Aggregate amount						$ 2,000,000
Subsequent Event [Member] | Amendment No. 31 [Member]
Accounts Receivable Financing (Details) [Line Items]
Modification fee					$ 190,000
Additional reserve amount	$ 1,020,000	$ 1,000,000	$ 980,000	$ 960,000
Letter of Credit [Member] | Minimum [Member]
Accounts Receivable Financing (Details) [Line Items]
Percentage of rate of interest													3.75%
Letter of Credit [Member] | Maximum [Member]
Accounts Receivable Financing (Details) [Line Items]
Letter of Credit percentage							3.75%
Percentage of rate of interest													4.50%